Classification of Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Classification of Financial Instruments
5.	Classification of Financial Instruments

(1)	Classification of financial assets as of December 31, 2021 and 2022 are as follows:

		2021
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	2,635,238	—	2,635,238
Current financial assets
Current financial assets at fair value through profit or loss		360,833	—	—	—	360,833
Current financial assets at amortized costs		—	—	15,422	—	15,422
Current derivative assets		93,374	—	—	33,564	126,938
Other financial assets		—	—	1,365,603	—	1,365,603
Trade and other receivables		—	—	8,122,415	—	8,122,415

		454,207	—	12,138,678	33,564	12,626,449

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		672,031	—	—	—	672,031
Non-current financial assets at fair value through other comprehensive income		—	435,107	—	—	435,107
Non-current financial assets at amortized costs		—	—	9,851	—	9,851
Non-current derivative assets		349,653	—	—	171,192	520,845
Other financial assets		—	—	1,271,976	—	1,271,976
Trade and other receivables		—	—	1,906,861	—	1,906,861

		1,021,684	435,107	3,188,688	171,192	4,816,671

	￦	1,475,891	435,107	15,327,366	204,756	17,443,120

		2022
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	3,234,780	—	3,234,780
Current financial assets
Current financial assets at fair value through profit or loss		3,181,791	—	—	—	3,181,791
Current financial assets at amortized costs		—	—	16,762	—	16,762
Current derivative assets		154,730	—	—	134,873	289,603
Other financial assets		—	—	798,819	—	798,819
Trade and other receivables		—	—	10,461,822	—	10,461,822
		3,336,521	—	14,512,183	134,873	17,983,577

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		527,717	—	—	—	527,717
Non-current financial assets at fair value through other comprehensive income		—	502,829	—	—	502,829
Non-current financial assets at amortized costs		—	—	10,236	—	10,236
Non-current derivative assets		538,342	—	—	190,079	728,421
Other financial assets		—	—	1,567,632	—	1,567,632
Trade and other receivables		—	—	2,153,080	—	2,153,080
		1,066,059	502,829	3,730,948	190,079	5,489,915

	￦	4,402,580	502,829	18,243,131	324,952	23,473,492

(2)	Classification of financial liabilities as of December 31, 2021 and 2022 are as follows:

		2021
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	4,382,218	—	4,382,218
Debt securities		—	9,647,616	—	9,647,616
Derivative liabilities		6,838	—	453	7,291
Trade and other payables		—	8,153,426	—	8,153,426

		6,838	22,183,260	453	22,190,551

Non-current liabilities
Borrowings		—	2,265,624	—	2,265,624
Debt securities		—	64,234,055	—	64,234,055
Derivative liabilities		49,418	—	21,322	70,740
Trade and other payables		—	5,996,498	—	5,996,498

		49,418	72,496,177	21,322	72,566,917

	￦	56,256	94,679,437	21,775	94,757,468

		2022
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	12,457,853	—	12,457,853
Debt securities		—	10,201,149	—	10,201,149
Derivative liabilities		44,994	—	—	44,994
Trade and other payables		—	11,983,549	—	11,983,549

		44,994	34,642,551	—	34,687,545

Non— current liabilities
Borrowings		—	2,962,323	—	2,962,323
Debt securities		—	94,984,040	—	94,984,040
Derivative liabilities		362,252	—	25,505	387,757
Trade and other payables		—	5,638,914	—	5,638,914

		362,252	103,585,277	25,505	103,973,034

	￦	407,246	138,227,828	25,505	138,660,579

(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2020, 2021 and 2022 are as follows:

			2020	2021	2022
			In millions of won
Cash and cash equivalents	Interest income	￦	9,419	12,692	51,872
	Gain (loss) on foreign currency transactions and translations		(15,911)	34,923	22,158
Financial assets at fair value through profit or loss	Interest income		19,114	18,415	58,540
	Dividends income		4,734	2,949	1,994
	Gain (loss) on valuation of derivatives		(52,447)	450,896	336,049
	Gain (loss) on transaction of derivatives		36,563	54,352	205,298
	Gain (loss) on valuation of financial assets		5,508	8,858	(37,230)
	Gain (loss) on disposal of financial assets		11,344	4,221	9,358
Financial assets at fair value through other comprehensive income	Dividends income		2,582	7,573	26,881
Financial assets at amortized cost	Interest income		612	797	1,308
	Gain (loss) on foreign currency transactions and translations		(1,733)	(3,647)	5,087
Loans	Interest income		26,232	25,196	33,545
	Gain (loss) on foreign currency transactions and translations		(527)	729	596
Trade and other receivables	Interest income		151,035	144,543	164,653
	Gain (loss) on disposal of financial assets		—	2,452	—
	Gain (loss) on foreign currency transactions and translations		23,458	14,207	1,019
Short-term financial instruments	Interest income		25,540	7,531	15,827
	Gain (loss) on foreign currency transactions and translations		(38,088)	32,218	3,513
Long-term financial instruments	Interest income		10,406	12,470	14,371
	Gain (loss) on foreign currency transactions and translations		—	27	1
Other financial assets	Interest income		228	230	637
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		(77,733)	211,180	149,888
	Gain (loss) on valuation of derivatives (equity, before tax)		9,925	(11,734)	(93,699)
	Gain (loss) on transaction of derivatives		36,053	31,351	54,422
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		(104,607)	2,751	(345,313)
	Gain (loss) on transaction of derivatives		(49,788)	(15,358)	(110,236)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		1,365,801	1,316,269	2,142,220
	Gain (loss) on repayment of financial liabilities		(35)	(10)	(15)
	Interest expense of trade and other payables		88,757	213,765	204,078
	Interest expense of others		540,867	384,423	472,248
	Other finance income		—	1,284	927
	Other finance expenses		—	2,504	167
	Gain (loss) on foreign currency transactions and translations		772,045	(1,162,835)	(936,269)
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		(220,928)	158,167	83,594
	Gain (loss) on valuation of derivatives (equity, before tax)		101,295	(28,726)	28,647
	Gain (loss) on transaction of derivatives		42,565	13,737	75,201